Short Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Short-term debt	¥ 205,156	¥ 215,824
Banks, Insurance Companies and Other Financial Institutions
Short-term Debt [Line Items]
Short-term debt	164,156	170,824
Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 41,000	¥ 45,000